SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for account receivable	$ 100,000	$ 49,168	$ 52,000
Maximum [Member]
Estimated useful lives	3 years
Minimum [Member]
Estimated useful lives	15 years